Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.6%)
BCE, Inc.	146,993	4,995
Fox Corp. - Class B	147,302	4,216
Omnicom Group, Inc.	15,982	1,546

Total		10,757

Consumer Discretionary (4.7%)
Aptiv PLC *	65,603	5,225
BorgWarner, Inc.	169,291	5,881
Compagnie Generale des Etablissements Michelin	64,267	2,464
Darden Restaurants, Inc.	22,572	3,773
The Interpublic Group of Companies, Inc.	258,550	8,437
Mohawk Industries, Inc. *	34,444	4,509
Sodexo SA	28,042	2,404

Total		32,693

Consumer Staples (11.9%)
Conagra Brands, Inc.	552,091	16,364
Dollar Tree, Inc. *	73,102	9,734
General Mills, Inc.	117,956	8,253
Heineken NV	54,667	5,268
Henkel AG & Co. KGaA - Preference Shares	66,358	5,333
Kenvue, Inc.	348,949	7,489
Kimberly-Clark Corp.	106,605	13,789
Koninklijke Ahold Delhaize NV	416,670	12,458
Pernod Ricard SA	21,809	3,526

Total		82,214

Energy (5.6%)
Baker Hughes Co.	220,915	7,401
Coterra Energy, Inc.	127,781	3,563
Enterprise Products Partners LP	478,727	13,969
EQT Corp.	151,267	5,607
Occidental Petroleum Corp.	127,807	8,306

Total		38,846

Financials (17.5%)
Aflac, Inc.	50,581	4,343
AllianceBernstein Holding LP	57,939	2,013
The Allstate Corp.	69,393	12,006
Ameriprise Financial, Inc.	8,502	3,728
The Bank of New York Mellon Corp.	253,028	14,579
Commerce Bancshares, Inc.	114,258	6,079
Equity Residential	79,484	5,016

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
First Hawaiian, Inc.	156,447	3,436
The Hanover Insurance Group, Inc.	41,347	5,630
Northern Trust Corp.	168,584	14,990
The PNC Financial Services Group, Inc.	22,972	3,712
Reinsurance Group of America, Inc.	50,382	9,718
T. Rowe Price Group, Inc.	70,208	8,560
Truist Financial Corp.	260,432	10,152
U.S. Bancorp	66,787	2,985
Westamerica Bancorporation	71,713	3,505
Willis Towers Watson PLC	38,997	10,724

Total		121,176

Health Care (15.2%)
Becton Dickinson and Co.	20,925	5,178
Cardinal Health, Inc.	67,733	7,579
Cencora, Inc.	11,032	2,681
Centene Corp. *	62,362	4,894
DENTSPLY SIRONA, Inc.	122,951	4,081
Envista Holdings Corp. *	196,828	4,208
GE HealthCare Technologies, Inc.	46,740	4,249
Henry Schein, Inc. *	181,979	13,743
Hologic, Inc. *	79,776	6,219
Laboratory Corp. of America Holdings	32,005	6,992
Quest Diagnostics, Inc.	101,728	13,541
Universal Health Services, Inc. - Class B	56,319	10,276
Zimmer Biomet
Holdings, Inc.	159,923	21,107

Total		104,748

Industrials (14.2%)
Atkore, Inc.	10,380	1,976
Beacon Roofing Supply, Inc. *	74,730	7,325
Bunzl PLC	172,592	6,646
Cie de Saint-Gobain	67,031	5,198
Cummins, Inc.	11,817	3,482
Dover Corp.	11,588	2,053
Emerson Electric Co.	90,923	10,312
General Dynamics Corp.	9,706	2,742
Heartland Express, Inc.	192,024	2,293

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Huntington Ingalls Industries, Inc.	15,905	4,636
Johnson Controls International PLC	82,595	5,395
MSC Industrial Direct Co., Inc. - Class A	54,648	5,303
Norfolk Southern Corp.	43,670	11,130
Oshkosh Corp.	51,479	6,420
Republic Services, Inc.	20,910	4,003
Southwest Airlines Co.	278,587	8,132
The Timken Co.	39,427	3,447
VINCI SA	62,532	8,010

Total		98,503

Information Technology (6.7%)
Amdocs, Ltd.	89,667	8,103
Cognizant Technology Solutions Corp. - Class A	43,548	3,192
Electronic Arts, Inc.	18,187	2,413
F5, Inc. *	44,914	8,515
HP, Inc.	239,305	7,232
Juniper Networks, Inc.	134,811	4,996
TE Connectivity, Ltd.	44,645	6,484
Teradyne, Inc.	48,149	5,433

Total		46,368

Materials (3.7%)
Akzo Nobel NV	100,617	7,504
Amcor PLC	516,072	4,908
Packaging Corp. of America	41,360	7,849
Sonoco Products Co.	93,892	5,431

Total		25,692

Real Estate (5.7%)
Essex Property Trust, Inc.	13,194	3,230
Healthpeak Properties, Inc.	410,678	7,700
Public Storage	25,108	7,283
Realty Income Corp.	186,964	10,115
Regency Centers Corp.	117,354	7,107
VICI Properties, Inc.	137,201	4,087

Total		39,522

Utilities (11.3%)
CMS Energy Corp.	101,022	6,096
Duke Energy Corp.	109,890	10,628
Edison International	157,274	11,124
Evergy, Inc.	140,838	7,518
Eversource Energy	119,460	7,140
Northwestern Energy Group, Inc.	207,862	10,586
ONE Gas, Inc.	68,159	4,398

Mid Cap Value Portfolio

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Pinnacle West Capital Corp.	88,992	6,650
Spire, Inc.	129,035	7,919
WEC Energy Group, Inc.	77,740	6,384

Total		78,443

Total Common Stocks (Cost: $653,440)		678,962

Total Investments (98.1%) (Cost: $653,440)@		678,962

Other Assets, Less Liabilities (1.9%)		12,991

Net Assets (100.0%)		691,953

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs International	CAD	5,779	4,271	6/28/24	$—	$(12)	$(12)
Sell	Bank of America NA	EUR	40,906	44,286	6/28/24	130	—	130
Sell	Morgan Stanley Capital Services LLC	GBP	4,438	5,604	6/28/24	12	—	12

						$142	$(12)	$130

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$142	—	$142	$(12)	—	—	$(12)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $653,440 and the net unrealized appreciation of investments based on that cost was $25,652 which is comprised of $59,203 aggregate gross unrealized appreciation and $33,551 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$27,825	$4,868	$—
Consumer Staples	55,629	26,585	—
Industrials	78,649	19,854	—
Materials	18,188	7,504	—
All Others	439,860	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	142	—

Total Assets:	$620,151	$58,953	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(12)	—

Total Liabilities:	$—	$(12)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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